Revenue (Tables)	3 Months Ended
Mar. 31, 2024
Revenue [abstract]
Schedule of Revenue Recognized in Unaudited Condensed Consolidated Interim Statements of Profit or Loss

Revenue has been recognized in the unaudited condensed consolidated interim statements of profit or loss in the following amounts:

	Three Months Ended March 31,
	2024	2023
	(EUR’000)
Revenue
Sale of commercial products	66,499	31,551
Rendering of services	4,624	1,170
Sale of clinical supply	1	254
Licenses	24,770	614
Total revenue	95,894	33,589
Attributable to
Commercial customers	66,499	31,551
Collaboration partners and license agreements	29,395	2,038
Total revenue	95,894	33,589
Specified by timing of recognition
Recognized over time	4,624	1,170
Recognized at a point in time	91,270	32,419
Total revenue	95,894	33,589
Specified per geographical location
Europe	1,567	—
North America	92,681	33,070
Asia	1,646	519
Total revenue	95,894	33,589